Credit Risk - Analysis of management value at risk (VaR) (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 29	£ 39	£ 45
Average | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	22	32	48
Average | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16	15	16
Average | Equity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6	5	6
Average | Basis risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6	10	16
Average | Spread risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	7	10
Average | Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	4	3
Average | Commodity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0	0
Average | Inflation risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	4	9
Average | Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(34)	(38)	(63)
Favourable changes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	36	55	60
Favourable changes | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27	40	57
Favourable changes | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25	24	25
Favourable changes | Equity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9	9	10
Favourable changes | Basis risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8	13	25
Favourable changes | Spread risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	10	14
Favourable changes | Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9	9	6
Favourable changes | Commodity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	1	1
Favourable changes | Inflation risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	6	11
Unfavourable changes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	20	24	34
Unfavourable changes | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	19	22	38
Unfavourable changes | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9	10	9
Unfavourable changes | Equity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	3	3
Unfavourable changes | Basis risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	8	11
Unfavourable changes | Spread risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	5	7
Unfavourable changes | Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	2	1
Unfavourable changes | Commodity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0	0
Unfavourable changes | Inflation risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 2	£ 2	£ 6